NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details)	Dec. 31, 2019 USD ($)
Disclosure of non-current assets or disposal groups classified as held for sale [text block] [Abstract]
Assets reclassified from inventories net realizable value	$ 2